UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hovde Capital Advisors LLC

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                     2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      107,232
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Eric D. Hovde
----  --------------------  ----------------------------------------------------
2                           Jason Swanson
----  --------------------  ----------------------------------------------------
3                           Richard T. Murray III
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AGREE REALTY CORP            COM            008492100    5,142   210892 SH       DEFINED    1,2,3    210892      0    0
ALLSTATE CORP                COM            020002101    2,788   101700 SH       DEFINED    1,2,3    101700      0    0
ANWORTH MORTGAGE ASSET CP    COM            037347101    1,138   181172 SH       DEFINED    1,2,3    181172      0    0
BENEFICIAL MUTUAL BANCORP IN COM            08173R104    1,640   196184 SH       DEFINED    1,2,3    196184      0    0
CIT GROUP INC                COM NEW        125581801    2,440    69980 SH       DEFINED    1,2,3     69980      0    0
COMERICA INC                 COM            200340107    6,854   265650 SH       DEFINED    1,2,3    265650      0    0
CISCO SYS INC                COM            17275R102    1,705    94300 SH       DEFINED    1,2,3     94300      0    0
ENCORE CAP GROUP INC         COM            292554102    2,079    97792 SH       DEFINED    1,2,3     97792      0    0
FIRST MERCHANTS CORP         COM            320817109    1,823   215213 SH       DEFINED    1,2,3    215213      0    0
HERITAGE FINL CORP WASH      COM            42722X106    2,278   181405 SH       DEFINED    1,2,3    181405      0    0
HORACE MANN EDUCATORS CORP N COM            440327104    4,718   344141 SH       DEFINED    1,2,3    344141      0    0
INVESCO MORTGAGE CAPITAL INC COM            46131B100    1,714   121985 SH       DEFINED    1,2,3    121985      0    0
KNIGHT CAP GROUP INC         CL A COM       499005106    1,320   111695 SH       DEFINED    1,2,3    111695      0    0
KEYCORP NEW                  COM            493267108    7,189   934801 SH       DEFINED    1,2,3    934801      0    0
KEMPER CORP DEL              COM            488401100    2,595    88850 SH       DEFINED    1,2,3     88850      0    0
M D C HLDGS INC              COM            552676108    5,203   295100 SH       DEFINED    1,2,3    295100      0    0
MFA FINANCIAL INC            COM            55272X102    1,336   198738 SH       DEFINED    1,2,3    198738      0    0
M/I HOMES INC                COM            55305B101    2,185   227580 SH       DEFINED    1,2,3    227580      0    0
NATIONAL WESTN LIFE INS CO   CL A           638522102      678     4977 SH       DEFINED    1,2,3      4977      0    0
SOUTHWEST BANCORP INC OKLA   COM            844767103    1,928   323478 SH       DEFINED    1,2,3    323478      0    0
ORRSTOWN FINL SVCS INC       COM            687380105    1,023   123995 SH       DEFINED    1,2,3    123995      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    2,760   269022 SH       DEFINED    1,2,3    269022      0    0
PEAPACK-GLADSTONE FINL CORP  COM            704699107      325    30208 SH       DEFINED    1,2,3     30208      0    0
EPLUS INC                    COM            294268107   25,873   914872 SH       DEFINED    1,2,3    914872      0    0
PNC FINL SVCS GROUP INC      COM            693475105    6,987   121156 SH       DEFINED    1,2,3    121156      0    0
REINSURANCE GROUP AMER INC   COM NEW        759351604    2,631    50356 SH       DEFINED    1,2,3     50356      0    0
SOUTHERN NATL BANCORP OF VA  COM            843395104      451    73873 SH       DEFINED    1,2,3     73873      0    0
SUNTRUST BKS INC             COM            867914103    4,901   276900 SH       DEFINED    1,2,3    276900      0    0
SUFFOLK BANCORP              COM            864739107    1,641   152104 SH       DEFINED    1,2,3    152104      0    0
UNIVEST CORP OF PA           COM            915271100      729    49825 SH       DEFINED    1,2,3     49825      0    0
WASHINGTON BKG CO OAK HBR WA COM            937303105      540    45300 SH       DEFINED    1,2,3     45300      0    0
WILSHIRE BANCORP INC         COM            97186T108    2,618   721100 SH       DEFINED    1,2,3    721100      0    0